NET REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Licensing revenues		$ 2,000
Sales of Other products (mainly Talicia)	$ 5,577	3,994
Revenue	5,395	31,450
Movantik
Revenues
Movantik revenues	$ (182)	$ 25,456